LOSS PER SHARE (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net loss used in computation of basic earnings per share	$ (1,729)	$ (5,301)	$ (14,403)
Changes in the fair value of the Viola warrants and Warrants (Series 4), which are classified as a liability	(2,434)	(1,785)	0
Net loss attributed to the ordinary shares (diluted)	$ (4,163)	$ (7,086)	$ (14,403)